Borrowings	9 Months Ended
Sep. 30, 2026
Borrowings
Borrowings

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

15.Borrowings

Borrowings comprised the following:

	September 30,	December 31,
	2026	2025
	$’m	$’m

Non-current
Senior Notes	1,888.8	1,965.5
Bank term loans	714.3	876.5
	2,603.1	2,842.0
Current
Senior Notes	334.1	218.4
Bank term loans	191.8	77.2
Letters of credit	—	0.1
	525.9	295.7

Total borrowings	3,129.0	3,137.7
Borrowings classified as held for sale (see note 21.2)	—	96.7
	3,129.0	3,234.4

Refer to the next page for an analysis of our borrowing facilities and related covenants:

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

Analysis of borrowings

Borrowings comprised the following:

	Principal
	amount					Carrying amount
	September 30,		Issue	Maturity		September 30,	December 31,
	2026	Currency	date	date	Interest rate	2026	2025
						$'m	$'m
Senior Notes
IHS Holding Limited	—	USD	Nov'21	Nov'26	5.625%	—	200.5
IHS Holding Limited	500.0M	USD	Nov'21	Nov'28	6.250%	508.5	500.2
IHS Holding Limited(a)	750.0M	USD	Nov'24	May'30	7.875%	769.5	546.7
IHS Holding Limited	650.0M	USD	Nov'24	Nov'31	8.250%	659.5	645.3
IHS Mauritius NG Holdco Limited	286.0M	USD	Sep'19	Sep'27	8.000%	285.4	290.0

Debentures
I-Systems Soluções de Infraestrutura S.A.(b)	—	BRL	Jun'24	May'32	2.10% + CDI	—	26.8

Bank Term Loans
IHS Côte d’Ivoire S.A.	5.3B	XOF	Dec'23	Dec'28	6.50%	8.8	12.1
IHS Côte d’Ivoire S.A.	41.7M	EUR	Dec'23	Dec'28	3.50% + 3M EURIBOR	46.2	63.9
IHS Holding Limited	200.0M	USD	Jun'25	Dec'27	3.85% + 3M SOFR	195.6	198.2
IHS Holding Limited	255.0M	USD	Oct'24	Oct'29	4.50% + 3M SOFR	257.2	256.8
IHS Holding Limited	3.2B	ZAR	Oct'24	Oct'29	4.50% + 3M JIBAR	201.3	198.6
IHS Towers South Africa Proprietary Limited	2.8B	ZAR	May'22	May'29	2.75% + 3M JIBAR	168.4	182.4
IHS Zambia Limited	28.5M	USD	Dec'20	Dec'27	5.00% + CAS + 3M SOFR	28.6	42.9
I-Systems Soluções de Infraestrutura S.A.(b)	—	BRL	Oct'22	Oct'30	2.45% - 2.50% + CDI	—	69.9

Revolving Credit Facilities(c)
IHS Holding Limited	300.0M	USD	Jun'25	Sep'28	3.50% + 3M SOFR	—	—
IHS Nigeria Limited	100.0B	NGN	Jan'26	Mar'29	1.00% + MPR	—	—

Letters of Credit(c)
IHS Nigeria	—	USD	Feb'22	Sep'26	12.00% - 15.39%	—	0.1
						3,129.0	3,234.4
Exclude: Borrowings classified as held for sale (see note 21.2)						—	(96.7)
Borrowings						3,129.0	3,137.7
(a)	In September 2026, IHS Holding Limited issued $200.0 million Additional 2030 Notes. The Additional 2030 Notes were issued under the same indenture and on the same terms (other than issue price) as the existing 2030 Notes. The proceeds of the issuance of the Additional 2030 Notes were used to fully redeem the issuer’s outstanding $200.0 million 5.625% Senior Notes due 2026, for the payments of related fees and expenses, and for general corporate purposes.
(b)	Borrowings for I-Systems are presented within liabilities held for sale at December 31, 2025. See Note 21 for more information. In May 2026, the Group completed the I-Systems Disposal.
(c)	Principal amount for revolving credit facilities and letters of credit are the available facilities at September 30, 2026.

All Group borrowings (except letters of credit) typically contain customary affirmative and negative covenants, events of default and financial covenant ratios (generally tested either quarterly or on an incurrence basis, depending on the financing type and with some exceptions). The borrowing entity may also voluntarily prepay its utilizations and/or cancel all or part of the available commitments on its term loans and facilities by giving notice. Mandatory cancellation and full or partial prepayment may be required in certain circumstances including events of default. The majority of borrowings are supported by intercompany guarantees or secured by pledges over certain assets.